Total revenues and other income	12 Months Ended
Dec. 31, 2019
Total revenues and other income
Total revenues and other income

6. Total revenues and other income

REVENUES

The following table summarizes the revenues for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€812,058	€196,486	€71,971
Milestone payments	2,878	73,394	42,950
Reimbursement income	19,900	8,722	3,273
Other revenues	10,150	10,233	8,893
Total revenues	€844,985	€288,836	€127,087

The following table summarizes details of revenues for the years ended 31 December 2019 and 2018 by collaboration and by category of revenue: upfront payments and license fees, milestone payments, reimbursement income, and other revenues.

	Over time	Point in time	2019	2018
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€812,058	€196,486
Gilead collaboration agreement for GLPG1690			666,968	-
Gilead collaboration agreement for filgotinib (1)			62,602	96,809
Gilead collaboration agreement for drug discovery platform			80,918	-
AbbVie collaboration agreement for CF			1,569	52,176
Novartis collaboration agreement for MOR106			-	47,500

Milestone payments			2,878	73,394
Gilead collaboration agreement for filgotinib (1)			(21,187)	27,623
AbbVie collaboration agreement for CF			24,065	36,771
Servier collaboration agreement for osteoarthritis			-	9,000

Reimbursement income			19,900	8,722
Novartis collaboration agreement for MOR106			19,177	7,718
AbbVie collaboration agreement for CF			723	989
Other reimbursement income			-	16

Other revenues			10,150	10,233
Fee-for-services revenues			10,084	10,170
Other revenues			66	63
Total revenues			€844,985	€288,836

(1) Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect at closing date of €245.9 million, resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

The upfront payment received from Gilead in connection with the Option, License and Collaboration agreement signed on July 14, 2019 of €3,569.8 million ($3.95 billion) and the impact of the initial valuation of the derivative financial instrument triggered by the share subscription agreement with Gilead were allocated to the performance obligations identified as follows:

(Euro, in thousands)
Allocation of transaction price
Upfront received	€3,569,815
Impact initial valuation of share subscription	85,601
3,655,416
Less :
Warrants issuance liabilities
Warrant A	(43,311)
Initial warrant B	(2,545)
Subsequent warrant B	(16,184)
3,593,376
Allocation to performance obligations
GLPG1690	666,967
Filgotinib additional consideration (1)	641,663
Drug discovery platform (10 years)	€2,284,747

(1)With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component estimated to €44.5 million reflecting the time value of money on the estimated recognition period.

On the closing date of the transaction (August 23, 2019) we concluded that the upfront payment implicitly included a premium for the future issuance of warrant A and initial and subsequent warrant B. The expected value of the warrants to be issued is treated as a contract liability ("warrant issuance liability") and reducing the transaction price until approval date of the issuance of the underlying warrants. As from approval date, the allocation of the upfront payment to the respective warrant becomes fixed and future changes in the fair value of the respective warrant will be recognized in profit or loss. As such, the part of the upfront payment allocated to the warrant A and initial warrant B reflects the fair value of these financial liabilities at the warrant approval date (October 22, 2019). The value allocated to the subsequent warrant B reflects the fair value of the underlying liability at December 31, 2019 since this warrant is not yet approved for issuance.

A summary of all current contracts with customers is given below:

Collaboration with Gilead

On July 14, 2019 we and Gilead announced that we had entered into a 10-year global research and development collaboration. Through this agreement, Gilead gained exclusive access to our innovative portfolio of compounds, including six molecules currently in clinical trials, more than 20 preclinical programs and a proven drug discovery platform. We refer to note 2 Summary of significant transaction for more detailed information.

As part of this deal, our existing license and collaboration agreement for filgotinib with Gilead was also amended. Under this revised filgotinib agreement, we have greater involvement in filgotinib’s global strategy and participate more broadly in the commercialization of the product in Europe, providing the opportunity to build a commercial presence on an accelerated timeline.

We concluded as follows:

Determination of the total transaction price

•

In connection with this agreement with Gilead, we recognized a deferred income and an offsetting current financial asset (derivative) of €85.6 million upon signing of the share subscription agreement with Gilead as required under IFRS 9. The deferred income has been added to the transaction price at inception of the agreement because it is considered to be part of the overall consideration received for the three performance obligations.

•

We considered that the transaction price included a premium paid by Gilead (through the upfront payment) to acquire warrants (warrant A and warrant B) in the future, upon approval by the shareholders. We measured both warrants at fair value and recognized a warrant issuance liability at closing of the transaction for the same amount (as part of the current deferred income line). This liability is re-measured at each reporting period with a corresponding impact on the allocation of the transaction price to the performance obligation relating to the drug discovery platform.

Financing component

•

There are two performance obligations determined in the agreement with Gilead for which the period between the transfer of the promised goods/services to Gilead and the payment of the underlying consideration by Gilead exceeds one year, being the performance obligation relating to the drug discovery platform and the performance obligation resulting from the filgotinib amendment. Although the consideration paid for the drug discovery platform will be recognized over a period of 10 years as from receipt of the funds, management concluded not to consider any financing component for this performance obligation as the granting of an exclusive access and option rights on day one is the predominant value of the drug discovery platform performance obligation. As a consequence, management has considered it is only appropriate to adjust the part of the transaction price that was allocated to the filgotinib performance obligation, for the time value of money.

License on GLPG1690

•

The transaction price allocated to this performance obligation reflects our assessment of the stand-alone selling price of this performance obligation and was valued based on a discounted cash flow approach including, amongst others, assumptions on the estimated market share and size, peak sales and probability of success.

•

This performance obligation is completely satisfied at December 31, 2019. As such, future milestones (other than sales based milestones) payments will be included and recognized in the transaction price to the extent that it is highly probable that a significant reversal of revenue will not occur. Future royalties will be recognized as revenue as the subsequent underlying sales occur.

•

After granting the license for GLPG1690, we will share Phase 3 costs equally with Gilead. Any cost reimbursement from Gilead is not recognized as revenue but accounted as a decrease of the related expenses.

Filgotinib amendment

•

There is one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This is because we considered that the license is not distinct in the context of the contract.

•

The standalone selling price of the filgotinib amendment was determined through the cost-plus-margin approach.  Management estimated that an appropriate margin is indirectly embedded in the increased involvement in the global strategy of filgotinib and the broader commercialization role in the Benelux and EU5 countries.

•

The transaction price is currently composed of a fixed part, being an upfront license fee and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement to the extent that it is highly probable that a significant reversal of revenue will not occur. Sales based milestones and sales based royalties are a part of the arrangement but are not yet included in our revenues as our program is still in Phase 3 of development.

•

Revenues are recognized over time through satisfaction of the performance obligation. The "cost-to-cost" input model is applied to measure the progress of the satisfaction of this performance obligation. The predetermined level of costs has increased compared to the original agreement and as a result, the percentage of completion has decreased leading to the recognition in revenue of a negative cumulative catch-up effect in 2019.

•	We expect to recognize revenues from the current transaction price over time in future periods until satisfactory of this performance obligation based on the cost-to-cost model.

Access rights to the drug discovery platform, option rights and R&D activities

•

The revenue allocated to the drug discovery platform will be recognized over time as Gilead receives exclusive access to our drug discovery platform and option rights on our current and future pipeline as well as R&D activities during the collaboration term. Management concluded that an equal spread over the collaboration period is the most reliable and appropriate recognition method.

•

Management assessed the appropriate period over which to recognize the drug discovery platform revenue to be 10 years. This is because we granted exclusive rights over a 10-year period. However, if at the end of the 10-year period, some programs in existence as of this time would have reached the clinic (i.e. IND filed with regulatory authorities), the rights for those specific programs may be extended, for a maximum of three years. We will reassess this critical estimate at each year-end based on the evolution of our pipeline.

Collaboration with Servier

In 2010 we signed a license and collaboration agreement with Servier in the field of osteoarthritis. Any increase in the transaction price from future potential development and regulatory milestones, sales based milestones and royalties, will be allocated to the license and will be fully recognized as revenue at a point in time when achieved, as our performance obligation towards Servier has been fully satisfied.

The contract signed with Servier on May 8, 2018 takes over the terms of the previous agreement but additionally includes the framework of a joint Phase 2 clinical trial program in which both parties collaborate, share costs and mutually exchange services. We concluded that this contract modification was not in the scope of IFRS 15 because there is a mutual exchange of services between Servier and Galapagos, Servier is not assessed as a customer but as a collaboration partner. Any cost reimbursement from our collaboration partner is not recognized as revenue but accounted for as a decrease of the related expenses.

Collaboration with Novartis

Together with our collaboration partner MorphoSys, we closed a license agreement with Novartis for MOR106 in July 2018. MorphoSys and we received an equal share of an upfront payment of €95 million and were entitled to potential future milestone payments and royalties. Novartis would bear all future research, development, manufacturing and commercialization costs related to MOR106. Costs reimbursements received from Novartis were recognized in revenues when costs were incurred and agreed by the parties as we were acting as a principal in the scope of the performance of the R&D activities.

On October 28, 2019, we announced the end of the clinical development program of MOR106 in AtD.

On December 17, 2019, Novartis sent us a termination notice, informing us of its decision to terminate the agreement in its entirety. The notice period for such termination is still ongoing, but we expect that such termination will become effective later this year.

Collaboration with AbbVie

We concluded as follows for the related revenue recognition:

•

There was one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This was because we considered that the license was not capable of being distinct and was not distinct in the context of the contract.

•

The transaction price of our agreement with AbbVie was composed of a fixed part, being upfront license fees, and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments were only included in the transaction price to the extent that it was highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is subsequently resolved. Given the nature of our industry, we only consider this once the milestone event is achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues.

•

The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.

•

We have chosen an input model to measure the satisfaction of the single performance obligation that considers a percentage of costs incurred for this program that are completed each period (percentage of completion method).

•

Costs reimbursements received from AbbVie were recognized in revenues when costs were incurred and agreed by the parties as we were acting as a principal in the scope of our stake of the R&D activities of this license and collaboration agreements.

•

The second amended and restated collaboration agreement signed on October 24, 2018 was assessed to be a contract modification including a change in scope and in pricing as the remaining goods or services were not distinct and form part of the single performance obligation that was partially satisfied at the date of the contract modification. We concluded that we must account for this second amended and restated collaboration agreement as if it was part of the existing contract and recognized an adjustment to revenue to reflect  the contract modification on the transaction price and on the measure of progress towards satisfaction of the performance obligation.

The performance obligation related to this agreement is considered being fully satisfied at December 31, 2019.

For the years ended December 31, 2018 and 2017

The following table summarizes the revenue recognition of upfront payments, license fees and milestone payments for the years ended December 31, 2018 and 2017, as well as the impact of the adoption of IFRS 15. The revenues recognized for the years ended December 31, 2018 presented under the IFRS 15 standard as well as under the former applicable IAS 18 standard, with a comparison to the year ended December 31, 2017 under the former applicable IAS 18 standard.

						IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
Agreement	Consideration	Consideration		Collaboration start date	Outstanding balance in deferred income as at December 31, 2017		Deferred income reclassified from equity following adoption of IFRS 15	Outstanding balance in deferred income as at January 1, 2018	Revenue recognized, year ended December 31, 2018	Revenue recognized, year ended December 31, 2018	Revenue recognized, year ended December 31, 2017	Outstanding balance in deferred income as at December 31, 2018
	(USD, in thousands)	(Euro, in thousands)							(Euro, in thousands)
Revenue recognition of considerations received prior to December 31, 2017
Gilead collaboration agreement for filgotinib - Upfront payment	$300,000	€275,558		January 2016		€187,449		€187,449	€84,806	€84,806	€62,488	€102,643
Gilead collaboration agreement for filgotinib - Subscription agreement (*)	N.A.	€39,003	(*)	January 2016		€26,532		€26,532	€12,004	€12,004	€8,845	€14,528
Servier collaboration agreement for osteoarthritis - License fee	N.A.	€6,000		June 2010		€5,362	€(5,362)	€—	€—	€1,532	€638	€—
AbbVie collaboration agreement for CF - Upfront payments	$45,000	€34,001		September 2013	€		€14,872	€14,872	€14,140	€—	€—	€732
Total upfront payments and license fees:						€219,343	€9,510	€228,853	€110,950	€98,342	€71,971	€117,903

Gilead collaboration agreement for filgotinib - Milestone payments	$70,000	€64,435		January 2016			€43,832	€43,832	€19,831	€—	€9,354	€24,001
AbbVie collaboration agreement for CF - Milestone payments	$77,500	€68,310		September 2013			€29,878	€29,878	€28,406	€—	€33,596	€1,471
Total milestones:							€73,710	€73,710	€48,237	€—	€42,950	€25,472
Total :						€219,343	€83,220	€302,563	€159,187	€98,342	€114,921	€143,375

Revenue recognition of considerations in the year ended December 31, 2018
Novartis collaboration agreement for MOR106 - Upfront payment	N.A.	€47,500		September 2018					€47,500	€47,500		€—
AbbVie collaboration agreement for CF - Upfront payment	$45,000	€38,874		September 2013					€38,037	€38,037		€837
Total upfront payments and license fees:									€85,537	€85,537		€837
Gilead collaboration agreement for filgotinib - Milestone payments	$15,000	€12,418		January 2016					€7,793	€12,418		€4,625
AbbVie collaboration agreement for CF - Milestone payments	$10,000	€8,548		September 2013					€8,364	€8,548		€184
Servier collaboration agreement for osteoarthritis - Milestone payment	N.A.	€9,000		June 2010					€9,000	€9,000		€—
Total milestones:									€25,157	€29,966		€4,809
Total :									€110,694	€115,503		€5,646
Grand total : upfront payments and license fees and milestones									€269,881	€213,845		€149,021

(*) deferred income of €39 million recognized upon signing of the share subscription agreement with Gilead as required under IAS 39

	IFRS 15
	Over time	Point in time	2018	2017	Over time	Point in time
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			196,486	€71,971
Gilead collaboration agreement for GLPG1690
Gilead collaboration agreement for filgotinib			96,809	71,333	
Gilead collaboration agreement for drug discovery platform
AbbVie collaboration agreement for CF			52,176	-	
Novartis collaboration agreement for MOR106			47,500	-		
Servier collaboration agreement for osteoarthritis			-	638	

Milestone payments			73,394	42,950
Gilead collaboration agreement for filgotinib			27,623	9,354		
AbbVie collaboration agreement for CF			36,771	33,596		
Servier collaboration agreement for osteoarthritis			9,000	-		

Reimbursement income			8,722	3,273
Novartis collaboration agreement for MOR106			7,718	-
AbbVie collaboration agreement for CF			989	453		
Servier collaboration agreement for osteoarthritis			-	2,816		
Other reimbursement income			16	4

Other revenues			10,233	8,893
Fee-for-services revenues			10,170	8,825	
Other revenues			63	68
Total revenues			288,836	€127,087

OTHER INCOME

The following table summarizes other income for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Grant income	€6,549	€1,609	€1,045
R&D incentives	43,923	26,912	26,808
Other income	433	488	977
Total other income	€50,905	€29,009	€28,830